RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

8. RELATED PARTY TRANSACTIONS AND BALANCES

As of December 31, 2022, the Group has balances due from related parties of HK$96,700. Balances represented the funds advanced to the Chairman and Chief Executive Officer (“CEO”), who are also the directors of the Company. The balance is unsecured and interest-free.

In March 2023, the related parties repaid all the outstanding balances of HK$96,700 to the Group.

As of December 31, 2024 and 2023, the balance with related parties was nil.